Inventories - Type of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories
Raw material and supplies for production	$ 299,261	$ 150,126
Products-in-progress	603,903	698,134
Finished product	900,314	853,925
Total	$ 1,803,478	$ 1,702,185